Income Taxes - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Operating loss carry forward	¥ 500,000
Operating loss carry forwards expiration year	2018
Deferred tax asset allowance	¥ 9,183,000	¥ 34,509,000		$ 1,411
Accumulated undistributed earnings of Group's PRC subsidiaries	2,400,000,000
Undistributed earning	2,883,169,000	2,241,694,000		$ 443,135
Increase in unrecognized tax benefit	¥ 0	¥ 0	¥ 0
Minimum
Income Taxes [Line Items]
Withholding income tax rate		5.00%
Maximum
Income Taxes [Line Items]
Withholding income tax rate		10.00%
Other Financial Service Business
Income Taxes [Line Items]
Percentage of deferred tax assets valuation allowance	57.70%			57.70%
If the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations	3 years
If underpayment of tax liability exceeding RMB0.1 million
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations	5 years
In the case of a related party transaction
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations	10 years
Peoples Republic of China and Hong Kong
Income Taxes [Line Items]
Operating loss carry forward	¥ 165,000,000
Inland Revenue, Hong Kong
Income Taxes [Line Items]
Income tax rate	16.50%
State Administration of Taxation, People's Republic of China
Income Taxes [Line Items]
Income tax rate	25.00%
Variable Interest Entity, Primary Beneficiary | CHINA
Income Taxes [Line Items]
Undistributed earning	¥ 951,444,000,000